CALVERT VARIABLE SERIES, INC.

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Variable Series, Inc. (the “Registrant”) (1933 Act File No. 002-80154) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2025 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 88 (“Amendment No. 88”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 88 was filed electronically with the Securities and Exchange Commission (Accession No. 0001076598-25-000033) on April 28, 2025:

Calvert VP SRI Balanced Portfolio

Calvert VP SRI Mid Cap Portfolio

CALVERT VARIABLE SERIES, INC.

By:	/s/ Deidre E. Walsh
Deidre E. Walsh, Esq.
Secretary

Date: May 5, 2025